SHARE-BASED COMPENSATION PROGRAMS - Schedule of Compensation Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 31.0	$ 16.9	$ 47.5	$ 73.4	$ 247.0	$ 213.0	$ 243.0
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	9.7	8.9	14.1	42.9	45.0	37.0	44.0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	0.9	0.4	1.4	1.2	1.0	1.0	1.0
Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs					185.0	154.0	174.0
Reduction in expense			10.9
Restricted Stock Unit Awards | AB
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	19.5	5.6	29.6	26.9
Other compensation plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs					3.0	2.0	4.0
Other compensation plans | Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 0.9	$ 2.0	$ 2.4	$ 2.4
AXA Shareplan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs					$ 13.0	$ 19.0	$ 20.0